Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Investments Accounted for Using Equity Method

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Investments in associates	3,522	4,249
Investments in joint ventures	77	81
	3,599	4,330

Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Share of profit/(loss) of investments accounted for using equity method:
Associates	23	(45)	40
Joint ventures	(4)	(2)	(2)
	19	(47)	38

Summary of Movement of Investments in Associates and Joint Ventures

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	2,255	3,599
Additions (note i)	1,550	511
Share of (loss)/profit, net	(47)	38
Share of other comprehensive income	4	75
Step acquisition accounted for as business combination	(26)	(93)
Capital reduction	-	(21)
Currency translation differences	(60)	295
Dividend received	(77)	(74)
At December 31	3,599	4,330

Notes:

(i)
In January 2021, the Group completed the additional investment in certain equity interests in a consortium, Concerto Partners LLC (“Concerto”), which is led by Tencent to acquire equity stake in Universal Music Group (“UMG”) with same proportion of the Group’s equity stake as 9.94%, for an investment consideration of EUR161 million (equivalent to approximately RMB1,270 million). According to the shareholders agreement of Concerto, the Group is able to participate in certain key decision making process of Concerto and therefore, this investment is accounted for as investment in an associate.
(ii)
Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments maybe impaired, including but not limited to their financial positions, business performances and market capitalization. During the years ended December 31, 2021 and 2022, no impairment loss was recognized.